Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)
Number of Options Outstanding
Outstanding, Beginning Balance | shares		62,619,412
Granted | shares		1,397,000
Exercised | shares		(7,102,713)
Cancelled | shares		(4,352,527)
Expired | shares		(500,523)
Outstanding, Ending Balance | shares		52,060,649		62,619,412
Vested and expected to vest | shares	52,014,026
Exercisable | shares	50,556,678
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance	$ 3.48
Granted	2.39
Exercised	2.26
Cancelled	2.65
Expired	17.83
Outstanding, Ending Balance	3.55		$ 3.48
Vested and expected to vest	3.55
Exercisable	$ 3.57
Weighted Average Remaining Contractual Life, Outstanding, Options		2 years 7 months 6 days		3 years 6 months 21 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest		2 years 7 months 9 days
Weighted Average Remaining Contractual Life, Options, Exercisable		2 years 6 months 14 days
Aggregate Intrinsic Value, Outstanding, Options | $	$ 100,420		$ 423,637
Aggregate Intrinsic Value, Vested and expected to vest, Options | $	100,329
Aggregate Intrinsic Value, Exercisable, Options | $	$ 97,491
Nio Stock Incentive Plans From 2015 To 2024 | Minimum | Tranche two
Share-based Compensation
Vesting period		1 year
Nio Stock Incentive Plans From 2015 To 2024 | Maximum | Tranche two
Share-based Compensation
Vesting period		5 years
NIO Incentive Plans
Weighted Average Exercise Price, Options
Total intrinsic value | ¥		¥ 145,022		¥ 279,327		¥ 507,235
Employee Stock Option [Member] | Nio Stock Incentive Plans From 2015 To 2024
Share-based Compensation
Expiration period		10 years
Employee Stock Option [Member] | NIO Incentive Plans
Weighted Average Exercise Price, Options
Weighted-average grant date fair value for options granted	$ 3.64		$ 6.66		$ 19.27